Note 25 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
25.	Subsequent events

In
January
2017,
the Company acquired controlling interests in
three
commercial real estate services businesses,
one
operating in Northern California and Nevada in the Americas region and two
operating in Denmark and the United Kingdom in the EMEA region. The total initial cash consideration for these acquisitions was
$66,400.
These acquisitions will be accounted for by the purchase method of accounting for business combinations and accordingly, the results from these operations will be included in the Company’s consolidated financial statements from their respective dates of acquisition.

On
January
18,
2017,
the Company amended and restated the credit agreement for its multi-currency revolving credit facility (the “Facility”). The Facility’s maturity date was extended to
January
18,
2022
(from
June
1,
2020)
and total borrowing capacity was increased to
$700,000
(from
$525,000).
In addition, certain collateral requirements and financial covenants were removed. Other material terms and conditions were unchanged.